Commitments & Contingencies (Details)	Mar. 31, 2019 USD ($)
Schedule of future aggregate minimum lease payments under operating leases
For year ended March 31, 2019	$ 80,276
For year ended March 31, 2020	66,897
Total	$ 147,173